Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [X]:  Amendment Number: 04

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 703-528-3600

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Arlington, Virginia
January 14, 2000

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $265,844 (thousands)

List of Other Included Managers:  None

Form 13F Information Table

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100    13747   378585 SH       SOLE                   127945   125705   125710
Affiliated Computers Svcs - A  COM              008190100      493    10725 SH       SOLE                     6000     4725
American Power Conversion      COM              029066107      696    26375 SH       SOLE                    14790    11585
Associates First Capital - A   COM              046008108    11535   420411 SH       SOLE                   144270   136465   140476
Becton, Dickinson              COM              075887109      586    21760 SH       SOLE                    11615    10145
Boeing                         COM              097023105      280     6750 SH       SOLE                              6750
Bristol-Myers Squibb           COM              110122108    20464   318822 SH       SOLE                    94050   108686   116521
CVS Corp.                      COM              126650100    17410   436613 SH       SOLE                   157315   109011   171022
Callaway Golf Co.              COM              131193104      416    23500 SH       SOLE                    16500     7000
Cisco Systems, Inc.            COM              17275R102     1502    14023 SH       SOLE                             14023
Computer Sciences              COM              205363104    11543   121985 SH       SOLE                    40290    31470    50410
Compuware Corp.                COM              205638109     4766   127955 SH       SOLE                    72230    47160     9160
Dayton Hudson                  COM              239753106     4117    56060 SH       SOLE                    30645    21500     4165
Dentsply Int'l, Inc.           COM              249030107      444    18790 SH       SOLE                    10940     7850
Eastman Kodak                  COM              277461109      422     6375 SH       SOLE                              6375
Expeditors International Wash  COM              302130109      329     7515 SH       SOLE                     4000     3515
Federated Investors, Inc. - Cl COM              314211103     1794    89420 SH       SOLE                    22970    66450
Finova Group, Inc.             COM              317928109     4801   135235 SH       SOLE                    61965    66445     7305
Fiserv, Inc                    COM              337738108      448    11689 SH       SOLE                     6725     4964
Freddie Mac                    COM              313400301    18484   392759 SH       SOLE                   124155   119935   149239
Gillette                       COM              375766102     3148    76425 SH       SOLE                    42935    27485     6430
Intel Corp                     COM              458140100     4488    54519 SH       SOLE                    30514    19830     4450
Johnson & Johnson              COM              478160104     5081    54490 SH       SOLE                    24265    26510     3925
Kansas City Southern Inds.     COM              485170104      647     8670 SH       SOLE                     4785     3885
Kroger, Co.                    COM              501044101    12501   662301 SH       SOLE                   224550   193490   245326
Lexmark Intl Group, Inc. Cl A  COM              529771107     3037    33560 SH       SOLE                    17850    13460     2420
Lucent Technologies, Inc.      COM              549463107      540     7200 SH       SOLE                              7200
MBIA, Inc.                     COM              55262C100      677    12825 SH       SOLE                     7525     5300
MCI Worldcom, Inc.             COM              55268B106    16432   309675 SH       SOLE                   111305    81426   117529
MGIC Investment                COM              552848103    19187   318786 SH       SOLE                   104985    98170   116121
Marshall & Ilsley              COM              571834100      612     9751 SH       SOLE                     2000     7751
Martin Marietta Materials      COM              573284106     3810    92915 SH       SOLE                    52845    34475     5985
Mediaone Group, Inc.           COM              58440J104     4255    55390 SH       SOLE                    31350    19645     4710
Nabisco Holdings Corp - Cl A   COM              629526104      581    18450 SH       SOLE                             18450
National City Corp             COM              635405103     4547   191945 SH       SOLE                    92170    87005    13670
Nike, Inc Cl B                 COM              654106103     3265    65880 SH       SOLE                    37660    23555     4985
Officemax, Inc.                COM              67622M108      151    27800 SH       SOLE                     7500    20300
Pepsico                        COM              713448108     6256   177485 SH       SOLE                    80595    86585    10895
Pfizer Inc                     COM              717081103      482    14850 SH       SOLE                             14850
Philip Morris                  COM              718154107      398    17300 SH       SOLE                     8000     9300
Proctor & Gamble               COM              742718109      365     3330 SH       SOLE                              2540      790
Rogers Communication Cl B      COM              775109200      689    27850 SH       SOLE                    15805    12045
Safeway, Inc.                  COM              786514208    15001   419598 SH       SOLE                   137680   125890   156768
Scripps Co. (E.W.) - Cl A      COM              811054204     3404    75965 SH       SOLE                    42105    29065     5145
Southtrust Corp                COM              844730101      681    18000 SH       SOLE                     9525     8475
Sterling Commerce              COM              859205106      214     6295 SH       SOLE                              6295
Summit Bancorp                 COM              866005101      299     9775 SH       SOLE                     9000      775
Telephone & Data Systems Inc.  COM              879433100      886     7030 SH       SOLE                     4020     3010
Tellabs, Inc.                  COM              879664100     2983    46480 SH       SOLE                    25645    17230     3850
Time Warner, Inc.              COM              887315109     5746    79461 SH       SOLE                    45096    28350     6435
Tyco International, Ltd.       COM              902124106    13716   351680 SH       SOLE                   123470    83595   145265
U.S. Cellular Corp.            COM              911684108      618     6125 SH       SOLE                     3275     2850
Unumprovident Corp.            COM              91529Y106      499    15550 SH       SOLE                     8250     7300
Wells Fargo & Co               COM              949746101    16371   404856 SH       SOLE                   125775   120730   158921